Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Schedule Redeemable Convertible Preferred Stock

The redeemable convertible preferred stock consisted of the following at March 31, 2026 and December 31, 2025 (dollar amounts in thousands):

	As of March 31, 2026
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Series Seed-I	1,442,006	1,375,958	$12,890	$8,554
Series Seed-II	1,280,902	1,280,902	1,500	2,600
Series Seed-III	1,528,560	1,528,560	4,475	4,616
Series A-I	4,073,456	4,073,456	29,868	19,634
Series A-II	738,035	738,035	5,263	4,037
Series A-III	1,121,204	1,121,204	7,731	8,196
Total	10,184,163	10,118,115	$61,727	$47,637

	As of December 31, 2025
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Series Seed-I	3,202,357	1,375,958	$12,890	$8,554
Series Seed-II	1,280,902	1,280,902	1,500	2,600
Series Seed-III	1,528,560	1,528,560	4,475	4,616
Total	6,011,819	4,185,420	$18,865	$15,770

The redeemable convertible preferred stock consisted of the following at each of December 31, 2025 and 2024 (dollar amounts in thousands):

	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Series Seed-I	3,202,357	1,375,958	$12,890	$8,554
Series Seed-II	1,280,902	1,280,902	1,500	2,600
Series Seed-III	1,528,560	1,528,560	4,475	4,616
Total	6,011,819	4,185,420	$18,865	$15,770